As filed with the Securities and Exchange Commission on June 22, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Mr. Arnulfo Rodríguez
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2016

Date of reporting period:  April 30, 2016

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.
Schedule of Investments
April 30, 2016 (Unaudited)

MEXICO - 101.14%	Shares	Value

COMMON STOCKS - 97.23%
Airlines - 2.58%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)	1,229,889	$2,568,487

Airports - 7.49%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Series B	589,014	3,408,511
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B	428,439	4,036,697
		7,445,208
Auto Parts and Equipment - 3.47%
Nemak, S.A.B. de C.V. - Series A	1,416,885	2,032,516
Rassini, S.A.B. de C.V.	304,954	1,418,362
		3,450,878
Beverages - 14.45%
Arca Continental, S.A.B. de C.V.	1,109,213	7,656,659
Fomento Economico Mexicano, S.A.B. de C.V.	721,400	6,712,238
		14,368,897
Building Materials - 1.17%
Cemex, S.A.B. de C.V. - Series CPO (a)	1,560,000	1,157,896

Cable and Satellite - 4.46%
Megacable Holdings, S.A.B. de C.V.	960,709	4,436,494

Chemical Products - 3.76%
Alpek, S.A.B. de C.V. - Series A	1,201,444	2,006,288
Mexichem, S.A.B. de C.V.	685,100	1,729,410
		3,735,698
Communications Equipment - 3.73%
Telesites, S.A.B. de C.V. - Series L (a)	6,047,556	3,711,915

Construction and Infrastructure - 4.31%
Impulsora del Desarrollo y el Empleo en America Latina, S.A.B. de C.V. (a)	547,220	753,814
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	155,054	1,966,400
Promotora y Operadora de Infraestructura, S.A.B. de C.V. - Series L	149,531	1,565,219
		4,285,433
Consumer Products - 1.37%
Kimberly-Clark de Mexico, S.A.B. de C.V. - Series A	573,069	1,356,341

Financial Groups - 13.43%
Gentera, S.A.B. de C.V.	499,358	993,222
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	1,395,033	7,919,538
Grupo Financiero Interacciones, S.A.B de C.V. - Series O	214,945	1,221,232
Grupo Financiero Santander Mexico S.A.B. de C.V. - Series B	762,700	1,397,758
Unifin Financiera, S.A.B. de C.V.	617,705	1,821,019
		13,352,769

Food - 6.52%
Gruma, S.A.B. de C.V. - Series B	110,696		1,617,076
Grupo Bimbo, S.A.B. de C.V. - Series A	663,876		2,023,889
Grupo Lala, S.A.B. de C.V. - Series B	803,300		2,148,247
La Comer, S.A.B. de C.V. (a)	664,599		693,777
			6,482,989
Holding Companies - 4.04%
Alfa, S.A.B. de C.V. - Series A	1,393,620		2,619,621
Grupo Carso, S.A.B. de C.V. - Series A - 1	292,878		1,400,498
			4,020,119
Hotels, Restaurants, and Recreation - 8.15%
Alsea, S.A.B. de C.V. - Series A	1,445,473		5,535,841
Grupe, S.A.B. de C.V. (a)	964,082		2,571,498
			8,107,339
Real Estate Services - 0.69%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	148,763		242,453
Corpovael, S.A.B. de C.V. - Series A (a)	518,619		446,133
			688,586
Retail - 11.06%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1	334,005		3,796,727
Grupo Sanborns, S.A.B. de C.V. - Series B - 1	1,300,788		1,799,441
Wal-Mart de Mexico, S.A.B. de C.V.	2,181,367		5,394,888
			10,991,056
Telecommunication - 6.55%
America Movil, S.A.B. de C.V. - Series L	9,219,001		6,515,858
TOTAL COMMON STOCKS (Cost $88,014,664)			96,675,963

CAPITAL DEVELOPMENT CERTIFICATES - 2.55%
Atlas Discovery Trust II (b)(c)	300,000		2,538,692
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,190,759)			2,538,692

SHORT-TERM INVESTMENTS - 1.36%	Principal Amount
Mexican BANOBRA
0.000% Coupon, 3.507% Effective Yield, 05/02/2016 (d)	17,700,000	*	1,028,694
Mexican BANOBRA
0.000% Coupon, 3.507% Effective Yield, 05/03/2016 (d)	5,500,000	*	319,651
TOTAL SHORT-TERM INVESTMENTS (Cost $1,340,159)			1,348,345
TOTAL MEXICO (Cost $91,545,582)			100,563,000

UNITED STATES - 0.10%	Shares		Value
INVESTMENT COMPANIES - 0.10%
First American Treasury Obligation - Class A	99,401		99,401
TOTAL INVESTMENT COMPANIES (Cost $99,401)			99,401
TOTAL UNITED STATES (Cost $99,401)			99,401

Total Investments (Cost $91,644,983) - 101.24%			100,662,401
Liabilities in Excess of Other Assets - (1.24)%			(1,231,274)
TOTAL NET ASSETS - 100.00%			$99,431,127

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security. The total market value of this security was $2,538,692, representing 2.55% of net assets.
(c)	Illiquid security. The total value of this security was $2,538,692, comprising 2.55% of net assets.
(c)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
*	Principal amount in Mexican pesos.

The cost basis of investments for federal income tax purposes at April 30, 2016 was as follows:

Cost of investments**	$91,644,983
Gross unrealized appreciation	10,350,130
Gross unrealized depreciation	(1,332,712)
Net unrealized appreciation	$9,017,418

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant accounting policies are as follows:

Portfolio Valuation:  Investments are stated at value. Listed equity securities are valued at the closing price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the valuation time. If the security did not trade on the Primary Market, it shall be valued at the closing price on another comparable exchange where it trades at the valuation time. If there are no such closing prices,  the security shall be valued at the mean between the most recent highest bid and lowest ask prices at the valuation time.  Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term to maturity from the date of  purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days. Other assets and securities for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Directors. These methods include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which they are traded (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these securities may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates. The Fund has a Valuation Committee comprised of independent directors which oversees the valuation of portfolio securities.

The Valuation Committee of the Fund shall meet to consider any fair valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.  The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of April 30, 2016:

	Level 1*	Level 2*	Level 3**	Total
Equity
Airlines	$2,568,487	$-	$-	$2,568,487
Airports	7,445,208	-	-	7,445,208
Auto Parts and Equipment	3,450,878	-	-	3,450,878
Beverages	14,368,897	-	-	14,368,897
Building Materials	1,157,896	-	-	1,157,896
Capital Development Certificates	-	-	2,538,692	2,538,692
Cable and Satellite	4,436,494	-	-	4,436,494
Chemical Products	3,735,698	-	-	3,735,698
Communications Equipment	3,711,915	-	-	3,711,915
Construction and Infrastructure	4,285,433	-	-	4,285,433
Consumer Products	1,356,341	-	-	1,356,341
Financial Groups	13,352,769	-	-	13,352,769
Food	6,482,989	-	-	6,482,989
Holding Companies	4,020,119	-	-	4,020,119
Hotels, Restaurants, and Recreation	8,107,339	-	-	8,107,339
Real Estate Services	688,586	-	-	688,586
Retail	10,991,056		-	10,991,056
Telecommunications	6,515,858	-	-	6,515,858
Total Equity	$96,675,963	$-	$2,538,692	$99,214,655
Short-Term Investments	$99,401	$1,348,345	$-	$1,447,746
Total Investments in Securities	$96,775,364	$1,348,345	$2,538,692	$100,662,401

* Transfers between Levels are recognized at the end of the reporting period.
** The Fund measures Level 3 activity as of the beginning and end of each reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended April 30, 2016.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of July 31, 2015	$2,565,943
Acquisition/Purchase	-
Sales	-
Realized gain	-
Change in unrealized appreciation (depreciation)	(27,251)
Balance as of April 30, 2016	$2,538,692

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2016:

	Fair Value April 30, 2016	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Capital Development Certificates	$2,538,692	Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	Decrease

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

[2]
This column represents the directional change in the fair value of the Level 3 investment that would result from increases to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title)  /s/ Maria Eugenia Pichardo
                                            Maria Eugenia Pichardo, President

Date   June 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Maria Eugenia Pichardo
                                              Maria Eugenia Pichardo, President

Date   June 10, 2016

By (Signature and Title)* /s/ Arnulfo Rodríguez
                                             Arnulfo Rodríguez, Chief Financial Officer

Date   June 10, 2016

* Print the name and title of each signing officer under his or her signature.